Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		₨ 5,673	$ 60	₨ 4,811
Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees	[1]	5,263		4,428	₨ 4,130
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		57		58	55
O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		339		308	11
Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		14		17	₨ 0
Investment in unquoted equity shares [member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		5,501		4,639
Investment in unquoted equity shares [member] | Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		5,263		4,428
Investment in unquoted equity shares [member] | DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		57		58
Investment in unquoted equity shares [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		167		136
Investment in unquoted equity shares [member] | Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		14		17
Investment in compulsory convertible debentures [member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		172		172
Investment in compulsory convertible debentures [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		₨ 172		₨ 172

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.